Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Total current	$ 12,067	$ 6,897	$ 811
Deferred:
Total deferred	7,409	8,851	6,490
Income tax expense	19,476	15,748	7,301
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current	5,126	755	(2,842)
Deferred:
Total deferred	6,593	9,789	6,468
Taiwan operations - 10% of surtax [Member]
Current:
Total current	6,497	5,277	3,424
Deferred:
Total deferred	853	(29)	(143)
Cayman Operations [Member]
Current:
Total current	0	1	0
Us Operations [Member]
Current:
Total current	156	162	104
Deferred:
Total deferred	4	(998)	5
China Operations [Member]
Current:
Total current	270	699	120
Deferred:
Total deferred	(36)	89	162
Korea Operations [Member]
Current:
Total current	11	3	5
Deferred:
Total deferred	(5)	0	(2)
Japan Operations [Member]
Current:
Total current	$ 7	$ 0	$ 0